CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2012	$ 1,096	$ 546,023	$ (353,271)	$ 246,456	$ 440,304
Balance (in shares) at Dec. 31, 2012	109,604
Increase (Decrease) in Stockholders' Equity
Net Income / (Loss)				37,523	37,523
Net movement in other comprehensive income			120,574		120,574
Issuance of common stock	$ 1	(1)
Issuance of common stock (in shares)	49
Stock compensation		75			75
Balance at Dec. 31, 2013	$ 1,097	546,097	(232,697)	283,979	598,476
Balance (in shares) at Dec. 31, 2013	109,653
Increase (Decrease) in Stockholders' Equity
Net Income / (Loss)				(3,920)	(3,920)
Net movement in other comprehensive income			92,955		92,955
Issuance of common stock (in shares)	16
Stock compensation		638			638
Balance at Dec. 31, 2014	$ 1,097	546,735	(139,742)	280,059	688,149
Balance (in shares) at Dec. 31, 2014	109,669
Increase (Decrease) in Stockholders' Equity
Net Income / (Loss)				117,016	117,016
Net movement in other comprehensive income			36,661		36,661
Issuance of common stock	$ 1	(1)
Issuance of common stock (in shares)	113
Stock compensation		88			88
Balance at Dec. 31, 2015	$ 1,098	$ 546,822	$ (103,081)	$ 397,075	$ 841,914
Balance (in shares) at Dec. 31, 2015	109,782